CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenue	€ 9,562		€ 93,500		€ 97,500
Research and development expenses	(72,873)		(30,588)		(82,230)		€ (25,032)		€ (4,045)
Selling, general and administrative expenses	(13,736)		(9,294)		(22,230)		(4,803)		(1,384)
Share listing expense					(60,600)
Total operating expenses	(86,609)		(39,882)		(165,060)		(29,835)		(5,429)
Operating (loss) / profit	(77,047)		53,618		(67,560)		(29,835)		(5,429)
Finance income	5,176		10		11		9
Finance expense	(3)		(185)		(271)		(216)		(344)
Fair value change – earnout and warrants	(5,998)				(976)
Foreign exchange gains	2,770		1,070		(9,256)		1,443		24
(Loss) / profit before tax	(75,102)		54,513		(78,052)		(28,599)		(5,749)
(Loss) / profit for the period	(75,102)		54,513		(78,052)		(28,599)		(5,749)
Total comprehensive (loss) / profit for the period, net of tax	€ (83,981)		€ 54,513		€ (78,052)		€ (28,599)		€ (5,749)
Earnings per share (in Euros)
Basic	€ (0.92)	[1]	€ 1.5	[1]	€ (0.96)	[2]	€ (1.19)	[2]	€ (0.54)	[2]
Diluted	€ (0.92)	[1]	€ 1.35	[1]	€ (0.96)	[2]	€ (1.19)	[2]	€ (0.54)	[2]

[1]	Restated—see Note 10
[2]	Restated — see Note 21